Employee Future Benefits - Fair Value of Plan Assets by Major Category (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	$ 19	$ 19
Total	381	386
Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	64	66
US
Disclosure of fair value of plan assets [line items]
Equity securities	30	28
International
Disclosure of fair value of plan assets [line items]
Equity securities	103	102
Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	1	1
AAA
Disclosure of fair value of plan assets [line items]
Bonds	36	40
AA
Disclosure of fair value of plan assets [line items]
Bonds	67	68
A
Disclosure of fair value of plan assets [line items]
Bonds	34	37
BBB
Disclosure of fair value of plan assets [line items]
Bonds	23	22
Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	4	3
Level I
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	0	0
Total	1	1
Level I | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | US
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | International
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | AAA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | AA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | A
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | BBB
Disclosure of fair value of plan assets [line items]
Bonds	1	1
Level I | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level II
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	19	19
Total	379	384
Level II | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	64	66
Level II | US
Disclosure of fair value of plan assets [line items]
Equity securities	30	28
Level II | International
Disclosure of fair value of plan assets [line items]
Equity securities	103	102
Level II | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level II | AAA
Disclosure of fair value of plan assets [line items]
Bonds	36	40
Level II | AA
Disclosure of fair value of plan assets [line items]
Bonds	67	68
Level II | A
Disclosure of fair value of plan assets [line items]
Bonds	34	37
Level II | BBB
Disclosure of fair value of plan assets [line items]
Bonds	22	21
Level II | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	4	3
Level III
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	0	0
Total	1	1
Level III | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | US
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | International
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	1	1
Level III | AAA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | AA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | A
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	$ 0	$ 0